NOTE 1: NATURE OF OPERATIONS AND GOING CONCERN	12 Months Ended
Dec. 31, 2018
Note 1 Nature Of Operations And Going Concern
NATURE OF OPERATIONS AND GOING CONCERN

Empower Clinics Inc. (“Empower” or the “Company”) was incorporated under the laws of the Province of British Columbia on April 28, 2015. The Company is a leading owner and operator of medical cannabis certification clinics and developer of hemp-derived CBD products in the US, focused on enabling individuals to improve and protect their health. This business is conducted through Empower’s wholly-owned Nevada, USA subsidiary, SMAART Holdings Corp., which in turn owns the following subsidiaries:

i.	Empower Healthcare Corporation (“EHC”) is an Oregon based company that, through its clinics in Oregon, and Washington State, provides physician services to patients in those states. EHC acquired the assets of Presto Quality Care Corporation (“Presto”) on June 12, 2015 and acquired the operations of Presto on July 12, 2015.

ii.	SMAART Inc. is an Oregon based company that does not have an active business.

iii.	The Hemp and Cannabis Company (“THCC Oregon”) and The Hemp and Cannabis Company Access Points Oregon (“THCF Access Points Oregon”), These are Oregon based companies that do not have active businesses.

iv.	The Hemp and Cannabis Company (“THCC Washington”) and The Hemp and Cannabis Company Access Points Washington (“THCF Access Points Washington”), are Washington based companies that do not have active businesses.

v.	CanMed Solutions Inc., is an Oregon based company that was incorporated on January 27, 2017. The Company does not have an active business.

The registered office of the Company is located at Suite 918 1030 West Georgia Street, Vancouver, British Columbia, Canada, V6C 1G8. The Company’s U.S. headquarters are at 105 SE 18th Avenue, Portland, Oregon.

Reverse takeover

On April 23, 2018, the Company completed its previously disclosed reverse takeover transaction (“RTO”) of Adira Energy Ltd. (note 5). Following the RTO, on April 30, 2018 the Company listed on the Canadian Securities Exchange (the “CSE”) under ticker symbol “EPW” then subsequently changed its ticker symbol on April 10, 2019 to “CBDT”, on the OTC, part of the OTC Markets Group, under the ticker “EPWCF” and on the Frankfurt Stock Exchange under the ticker “8EC”. On closing of the RTO, the Company’s name was changed from Adira Energy Ltd to Empower Clinics Inc.

Share consolidation

On April 19, 2018, in anticipation of the completion of the RTO, Adira filed articles of amendment to complete an approved share consolidation of the Adira’s issued and outstanding common shares on the basis of 6.726254 pre-consolidated common shares for one post-consolidated common share. The share consolidation affects all issued and outstanding common shares, options and warrants. All information relating to basic and diluted earnings per share, issued and outstanding common shares (note 14(a)), share options (note 14(b)) and warrants (note 13), and per share amounts in these consolidated financial statements have been adjusted retrospectively to reflect the share consolidation.

Going concern

At December 31, 2018, the Company had a working capital deficiency of $3,070,900 (December 31, 2017 - $5,278,030), has not yet achieved profitable operations, has accumulated deficit of $9,369,941 (December 31, 2017 - $5,580,023). The Company has limited revenues and the ability of the Company to ensure continuing operations is dependent on the Company’s ability to raise sufficient funds to finance development activities and expand sales. These circumstances represent a material uncertainty that cast substantial doubt on the Company’s ability to continue as a going concern and ultimately the appropriateness of the use of accounting principles applicable to a going concern. These consolidated financial statements have been prepared using accounting principles applicable to a going concern and do not reflect adjustments, which could be material, to the carrying values of the assets and liabilities. See note 23 for events after the reporting period.